Contract Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Contract Liabilities [Abstract]
Schedule of Contract Liabilities

Contract liabilities consist of the following:

	June 30, 2026	December 31, 2025
Balance at beginning of year	$111,981	$63,489
Additions	-	57,274
Recognized to revenue during the year	-	(8,782)
Exchange different	(6,146)	-
Balance at end of year	$105,835	$111,981